Note 6 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	2015	2016
Balance, beginning of year	-	418,034
Write-off of loan commitment fees	-	(411,642)
Loan commitment fees	418,034	420,391
Balance, end of year	418,034	426,783